UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact Name of Registrant as Specified in Charter)
1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)
FRED R. KELLY, JR.
1200 SEVENTEENTH STREET, SUITE 850
DENVER, COLORADO 80202
(Name and Address of Agent for Service)
(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)
Date of fiscal year end: 9/30
Date of reporting period: 12/31/2008

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (unaudited)

Face Amount		Market Value
	Colorado Municipal Bonds - 82.5%

1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.50% to yield 8.00% due 12/1/2035	$1,030,144
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	605,530
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023 (b)	2,753,659
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,276,140
3,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% yield to call 8.125% due 12/1/2037	2,345,250
1,602,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,150,829
3,330,000	Bachelor Gulch Metropolitan District G.O. Variable Rate Series 2004, 1.25% due 12/1/2023 (h)	3,330,000
4,830,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Senior Series 2008A, 1.25% due 12/1/2038 (h)	4,830,000
6,510,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Junior Series 2008B, 1.25% due 12/1/2038 (h)	6,510,000
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	674,620
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	594,118
5,050,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	4,370,775
4,510,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	2,975,247
2,162,000	Bradburn Metropolitan District No.2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	2,162,000
1,835,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,835,000
3,385,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019 (b)	3,606,785
2,500,000	Bromley Park Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2022 (b)	2,939,975
5,890,000	Bromley Park Metropolitan District No.2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2022 (b)	7,022,824
3,951,000	Bromley Park Metropolitan District No.2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028 (b)	4,884,108
4,550,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003A, 1.50% due 7/1/2032 (h)	4,550,000
9,140,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 2.00% due 7/1/2032 (h)	9,140,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	317,980
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(e)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (unaudited)

Face Amount		Market Value
	Colorado Municipal Bonds - 82.5%

1,700,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,067,923
815,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	654,624
1,090,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	877,090
235,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010 (b)	248,325
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	3,658,188
1,965,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032 (b)	2,313,493
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	595,854
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.650% due 1/1/2037(h)	417,038
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010 (a)	3,229,668
5,000	Colorado Housing and Finance Authority Adjustable Rate Multi-family Housing Insured Mortgage Revenue 2002 Series AA, 0.75% due 10/1/2030 (h)	5,000
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	21,661,326
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	7,505,000
10,450,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 1.25% due 12/1/2028 (h)	10,450,000
2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% due 12/1/2027 (b)	3,085,149
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034 (b)	4,559,884
2,600,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 1.25% due 12/1/2036 (h)	2,600,000
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	697,392
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,035,616
1,700,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,699,796
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	663,989
400,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	285,076
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Variable Rate Water Revenue Series 2004, 6.00% due 11/15/2023 (h)	6,651,225
32,335,000	Ebert Metropolitan District G.O. LTD Tax Refunding Series 2004, 8.00% to yield 5.05% due 12/1/2034 (b)	40,494,091

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (unaudited)

Face Amount		Market Value
	Colorado Municipal Bonds - 82.5%

5,000,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	3,394,700
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015 (a)	61,225
1,865,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021 (b)	2,203,740
4,525,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023 (b)	5,353,890
500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due 12/1/2019 (b)	532,795
585,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	466,485
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,215,460
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023 (b)	7,124,250
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	631,830
45,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	46,278
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,002,180
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	921,640
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027 (b)	7,970,868
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036 (b)	2,375,857
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028	30,485,000
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029	11,580,000
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029	11,565,000
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029	11,515,000
24,985,000	Moffat County Weekly Adjustable/Fixed Rate Pollution Control Revenue Refunding (Colorado-Ute Electric Association, Inc. Project) Tri-State Generation and Transmission Series 1984, 9.50% due 7/1/2010 (h)	24,985,000
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	75,400
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	580,000
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, 8.00% due 6/1/2043 (e)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	543,480

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (unaudited)

Face Amount		Market Value
	Colorado Municipal Bonds - 82.5%

2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,632,483
1,380,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% - 6.125% to yield 7.90% due 12/1/2026-12/1/2035	806,251
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	870,090
1,040,000	North Pines Metropolitan District G.O. LTD Tax Refunding Series 2000, 9.00% due 12/1/2021 (b)	1,207,950
2,710,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020 (b)	3,017,070
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 11.70% due 12/1/2021 (b) (h)	1,808,407
4,585,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% to yield 12.00% due 12/1/2025	2,466,959
16,500,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.25% to yield 13.00% due 12/1/2035	8,120,970
4,435,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019 (b)	4,712,808
5,300,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 8.00% to yield 10.00% due 12/1/2025	4,278,478
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,451,408
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	5,901,030
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	9,055,305
5,430,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021 (b)	6,588,165
960,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025	588,538
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035	639,981
1,155,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	879,844
131,053	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	117,662
328,000	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	175,319
349,595	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	54,187
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	1,420,160
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	549,220
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	2,711,100

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (unaudited)

Face Amount		Market Value
	Colorado Municipal Bonds - 82.5%

2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034 (b)	2,510,140
510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016 (b)	595,277
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024 (b)	1,248,850
2,910,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019 (b)	3,119,869
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021 (b)	3,911,899
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021 (b)	3,866,242
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	6,913,300
3,595,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,595,000
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	688,702
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013	9,246,685
9,174,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014	8,422,466
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	15,639,456
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037	7,289,475
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	317,980
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	876,281
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,222,548

	Total Colorado Municipal Bonds (amortized cost $464,033,863)	$437,794,725

	Colorado Capital Appreciation and Zero Coupon Bonds — 11.1%

27,777,698	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031 (b)(d)	$5,358,040
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037 (d)	7,706,280
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	322,000

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (unaudited)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon Bonds — (Continued)

7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010-2031 (d)	3,255,087
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031 (b)(d)	1,632,700
16,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017 (d)	9,453,760
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023 (d)	312,255
4,280,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2009-12/1/2023 (d)	1,814,251
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	18,132
6,725,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 3/31/2009-12/1/2012 (d)	5,832,082
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030 (d)	5,977,120
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037 (d)	2,512,002
7,545,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Series 2006, 6.50% due 12/15/2011 (d)	5,941,386
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037 (d)	5,548,922
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011 (d)	1,907,258
6,530,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023 (d)	1,429,025

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $62,741,019)	$59,020,300

	Colorado Certificates of Participation - 4.1%

4,500,000	Castle Pines North Metropolitan District Variable Rate Certificates of Participation Series 2008, 1.10% due 12/1/2033 (h)	$4,500,000
600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00% due 12/1/2019	428,622
16,695,000	Town of Castle Rock Certificates of Participation Series 2008, 0.75% due 9/1/2037 (h)	16,695,000

	Total Colorado Certificates of Participation Bonds (amortized cost $21,722,330)	$21,623,622

Item 1. SCHEDULE OF INVESTMENTS
COLORADO BONDSHARES — TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2008 (unaudited)

Face Amount		Market Value
	Other Municipal Bonds - 2.3%

4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 17.87% due 4/1/2037 (g)	4,904,915
676,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	500,003
988,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	716,507
5,000,000	Uinta County School District Number 6 G.O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	6,185,400

	Total Other Municipal Bonds (amortized cost $12,764,031)	$12,306,825

	Colorado Taxable Notes - 0%

227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002 (a)
	Total Colorado Taxable Notes (amortized cost $227,347)
		227,347

		$227,347

Total Investments, at value	71.5%	$530,972,819
Other assets net of liabilities	28.5%	211,768,117

Net assets	100.0%	$742,740,936

Schedule of Investments December 31, 2008 (unaudited) — (Continued)
Footnotes
(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see footnote 1 to notes to financial statements). The face amount of bonds for which the accrual of interest income has been discontinued approximates $12,977,529 and such bonds have a market value of $3,699,977, or less than 1% of net assets, as of December 31, 2008.

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2008. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,198,787 and a market value of $1,651,621, or less than 1% of net assets, as of December 31, 2008.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.
     As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded, as a result of the changes to the registrant’s internal control over financial reporting effected in the December 2008 quarter described in paragraph (b) below, that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There were changes in the registrant’s internal control over financial reporting (as defined in Rule 30a 3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
     As disclosed in the registrant’s Form N-CSR filed December 10, 2008, in November of 2008 and in connection with its audit of the registrant’s financial statements for the period ended September 30, 2008, Anton Collins Mitchell LLP advised management of the registrant, and management of the registrant agreed with Anton Collins Mitchell LLP, that the registrant did not maintain effective controls over the financial reporting process to eliminate the reasonable possibility that a material misstatement of the registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. Specifically, due to the reliance by the registrant on manual spreadsheets for its primary accounting system and lack of adequate monitoring controls, management failed to detect a financial statement adjustment recorded in the incorrect accounting period. Anton Collins Mitchell LLP’s internal control report, which discusses this matter, is filed as an Exhibit to the registrant’s most recent Form N-SAR filed December 1, 2008.
     In November of 2008, the registrant began to implement changes to its internal control over financial reporting to remediate the aforementioned deficiency and to strengthen the registrant’s internal control processes. The registrant implemented a portfolio management, reporting and accounting system tailored to the investment management industry with the intention of reducing management’s reliance on manual spreadsheets as the registrant’s primary accounting system. The costs of acquiring and implementing the new system were borne by the registrant’s investment advisor and not by the registrant. The registrant expects to enhance the new system with additional reporting and automated processing features to further strengthen the registrant’s internal control processes in the quarter ending March 31, 2009.
ITEM 3. EXHIBITS.
(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer

Date: February 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal
Executive Officer and Principal Financial Officer)

Date: February 27, 2009

EXHIBIT INDEX
(a)	Certifications of principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99-CERT.